Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (In Dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Temporary equity, par value (In Dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	2,383,053	34,500,000	34,500,000
Temporary equity, redemption price (In Dollar per share)	$ 10.91	$ 10.34	$ 10.20
Ordinary shares, par value (In Dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	13,433,333	1,450,000	1,450,000
Common stock, shares outstanding	13,433,333	1,450,000	1,450,000
Common Class B [Member]
Ordinary shares, par value (In Dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	0	11,983,333	11,983,333
Common stock, shares outstanding	0	11,983,333	11,983,333